FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	$ 11,469	$ 12,426
Policy loans	257	276
Other invested assets, excluding derivatives and separately managed accounts	1,062	1,089
Policyholders’ account balances – investment contracts, excluding embedded derivative	86,933	83,079
Notes payable	200	189
Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	23,942	18,918
Total financial liabilities	976	258
Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	54,062	51,086
Total financial liabilities	485	1,081
Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	10,806	11,190
Total financial liabilities	10,547	4,815
Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	11,469	12,426
Private loans, net of allowance	6,752	5,204
Policy loans	257	276
Total financial assets	106,499	98,297
Corporate and subsidiary borrowings	4,511	4,351
Total financial liabilities	16,749	10,725
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	11,392	12,240
Private loans, net of allowance	6,767	5,320
Policy loans	257	276
Total financial assets	106,437	98,229
Corporate and subsidiary borrowings	4,566	4,371
Total financial liabilities	16,804	10,745
Recurring | Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	0	0
Policy loans	0	0
Deposit assets	0	0
Other invested assets, excluding derivatives and separately managed accounts	0	0
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Corporate and subsidiary borrowings	0	0
Notes payable	0	0
Recurring | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	100	153
Policy loans	1	0
Deposit assets	0	0
Other invested assets, excluding derivatives and separately managed accounts	414	408
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Corporate and subsidiary borrowings	0	0
Notes payable	0	0
Recurring | Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	11,392	12,240
Private loans, net of allowance	6,667	5,167
Policy loans	256	276
Deposit assets	5,703	6,026
Other invested assets, excluding derivatives and separately managed accounts	235	231
Policyholders’ account balances – investment contracts, excluding embedded derivative	78,040	79,383
Corporate and subsidiary borrowings	4,566	4,371
Notes payable	200	189
Recurring | Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	11,469	12,426
Private loans, net of allowance	6,752	5,204
Policy loans	257	276
Deposit assets	5,821	6,165
Other invested assets, excluding derivatives and separately managed accounts	649	637
Total financial assets	24,948	24,708
Policyholders’ account balances – investment contracts, excluding embedded derivative	78,057	79,383
Corporate and subsidiary borrowings	4,511	4,351
Notes payable	200	189
Total financial liabilities	82,768	83,923
Recurring | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	11,392	12,240
Private loans, net of allowance	6,767	5,320
Policy loans	257	276
Deposit assets	5,703	6,026
Other invested assets, excluding derivatives and separately managed accounts	649	639
Total financial assets	24,768	24,501
Policyholders’ account balances – investment contracts, excluding embedded derivative	78,040	79,383
Corporate and subsidiary borrowings	4,566	4,371
Notes payable	200	189
Total financial liabilities	$ 82,806	$ 83,943